Other provisions - Schedule of Provisions and Liabilities (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 1,803 [1]
Exchange and other adjustments	(3)
Provisions applied	(310)
Charge for the period	135
Provisions at end of the period	1,625
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	323
Exchange and other adjustments	(2)
Provisions applied	0
Charge for the period	1
Provisions at end of the period	322
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	803
Exchange and other adjustments	(3)
Provisions applied	(111)
Charge for the period	70
Provisions at end of the period	759
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	677
Exchange and other adjustments	2
Provisions applied	(199)
Charge for the period	64
Provisions at end of the period	£ 544

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.